Average Annual Total Returns	12 Months Ended
Aug. 31, 2014
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.15%
Since Inception	18.13%
Inception Date	Mar. 30, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Since Inception	6.64%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.04%)
Since Inception	6.49%
Inception Date	Mar. 02, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.80%)
Since Inception	6.66%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.69%)
Since Inception	3.82%
Inception Date	Mar. 19, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.74%)
Since Inception	2.55%
Inception Date	Aug. 04, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.73%)
Since Inception	3.47%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(6.81%)
Since Inception	7.42%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(6.86%)
Since Inception	7.42%
Inception Date	Jan. 19, 2010
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.92%)
Since Inception	7.63%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.73%)
Since Inception	3.59%
Inception Date	Jul. 30, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.74%)
Since Inception	5.80%
Inception Date	Mar. 01, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.73%)
Since Inception	5.06%
Inception Date	Nov. 19, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.29%)
Since Inception	2.79%
Inception Date	Dec. 03, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.28%)
Since Inception	2.81%
Inception Date	Nov. 19, 2009
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.39%
Since Inception	16.64%
Inception Date	Dec. 06, 2010
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.29%
Since Inception	19.02%
Inception Date	Sep. 20, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.99%
Since Inception	17.79%
Inception Date	Oct. 15, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.93%
Since Inception	18.47%
Inception Date	Sep. 20, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.40%
Since Inception	16.42%
Inception Date	Dec. 10, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.31%
Since Inception	17.75%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.49%
Since Inception	16.45%
Inception Date	May 25, 2011
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.31%
Since Inception	21.39%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.94%
Since Inception	15.24%
Inception Date	Dec. 22, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.82%
Since Inception	19.90%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.43%
Since Inception	29.24%
Inception Date	Jul. 13, 2012
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.26%
Since Inception	18.19%
Inception Date	Sep. 20, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.44%
Since Inception	17.87%
Inception Date	Nov. 01, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%
Since Inception	18.55%
Inception Date	Sep. 20, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.38%
Since Inception	3.79%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.37%
Since Inception	3.03%
Inception Date	Nov. 18, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.37%
Since Inception	3.75%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%
Since Inception	0.67%
Inception Date	Aug. 23, 2010
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.30%
Since Inception	1.06%
Inception Date	Dec. 28, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.26%
Since Inception	0.92%
Inception Date	Nov. 19, 2009
Return After Taxes on Distributions | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.38%
Since Inception	16.74%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.56%)
Since Inception	5.07%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.56%)
Since Inception	4.93%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.33%)
Since Inception	5.11%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.33%)
Since Inception	2.96%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.36%)
Since Inception	1.71%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.35%)
Since Inception	2.64%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.70%)
Since Inception	5.43%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(8.73%)
Since Inception	5.42%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(7.81%)
Since Inception	5.65%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(13.85%)
Since Inception	2.34%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(13.85%)
Since Inception	4.54%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(13.84%)
Since Inception	3.79%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.71%)
Since Inception	1.96%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.70%)
Since Inception	1.98%
Return After Taxes on Distributions | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.92%
Since Inception	16.32%
Return After Taxes on Distributions | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Since Inception	18.73%
Return After Taxes on Distributions | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Since Inception	17.40%
Return After Taxes on Distributions | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.34%
Since Inception	18.09%
Return After Taxes on Distributions | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.69%
Since Inception	15.95%
Return After Taxes on Distributions | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.62%
Since Inception	17.31%
Return After Taxes on Distributions | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.26%
Since Inception	16.28%
Return After Taxes on Distributions | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.10%
Since Inception	21.25%
Return After Taxes on Distributions | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.47%
Since Inception	14.87%
Return After Taxes on Distributions | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.37%
Since Inception	19.56%
Return After Taxes on Distributions | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.77%
Since Inception	28.46%
Return After Taxes on Distributions | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Since Inception	17.72%
Return After Taxes on Distributions | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.87%
Since Inception	17.49%
Return After Taxes on Distributions | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.79%
Since Inception	18.19%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.50%
Since Inception	2.92%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.51%
Since Inception	2.15%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.51%
Since Inception	2.89%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.14%
Since Inception	0.45%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.16%
Since Inception	0.86%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.12%
Since Inception	0.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Since Inception	14.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.04%)
Since Inception	4.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.04%)
Since Inception	4.45%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.91%)
Since Inception	4.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.47%)
Since Inception	2.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.49%)
Since Inception	1.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.49%)
Since Inception	2.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.84%)
Since Inception	4.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.86%)
Since Inception	4.99%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.33%)
Since Inception	5.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(7.16%)
Since Inception	2.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(7.17%)
Since Inception	4.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(7.16%)
Since Inception	3.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.73%)
Since Inception	1.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.72%)
Since Inception	1.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.21%
Since Inception	13.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.14%
Since Inception	15.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.07%
Since Inception	14.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.04%
Since Inception	14.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.78%
Since Inception	12.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.72%
Since Inception	14.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.77%
Since Inception	12.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.65%
Since Inception	17.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.21%
Since Inception	11.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.14%
Since Inception	15.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.69%
Since Inception	22.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.59%
Since Inception	14.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.31%
Since Inception	14.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.24%
Since Inception	14.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.81%
Since Inception	2.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.81%
Since Inception	2.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.81%
Since Inception	2.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.18%
Since Inception	0.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.18%
Since Inception	0.75%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.16%
Since Inception	0.64%
Based on Market Value | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.00%)
Since Inception	6.68%
Based on Market Value | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.58%)
Since Inception	3.46%
Based on Market Value | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.14%)
Since Inception	7.87%
Based on Market Value | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.40%)
Since Inception	5.10%
Based on Market Value | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.26%)
Since Inception	2.82%
Based on Market Value | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%
Since Inception	19.03%
Based on Market Value | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.96%
Since Inception	18.47%
Based on Market Value | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.25%
Since Inception	17.75%
Based on Market Value | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.29%
Since Inception	21.36%
Based on Market Value | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.64%
Since Inception	19.87%
Based on Market Value | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.08%
Since Inception	18.18%
Based on Market Value | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.32%
Since Inception	18.56%
Based on Market Value | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.36%
Since Inception	3.84%
Based on Market Value | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.35%
Since Inception	0.94%
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.82%
Since Inception	15.22%
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.82%
Since Inception	19.97%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.30%
Since Inception	16.42%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.30%
Since Inception	21.50%
Russell 2000 Value Index | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.52%
Since Inception	29.34%
Russell 2000 Value Index | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.52%
Since Inception	18.40%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Since Inception	17.88%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Since Inception	18.62%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Since Inception	16.76%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Since Inception	19.23%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Since Inception	16.52%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Since Inception	17.93%
Russell 2500 Value Index | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.32%
Since Inception	15.88%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.55%
Since Inception	17.95%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.55%
Since Inception	18.72%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.52%
Since Inception	4.05%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.52%
Since Inception	3.26%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.52%
Since Inception	4.05%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.68%)
Since Inception	7.82%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.68%)
Since Inception	7.92%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.68%)
Since Inception	7.82%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.64%)
Since Inception	6.84%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.64%)
Since Inception	6.66%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.64%)
Since Inception	6.84%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.98%)
Since Inception	2.89%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.98%)
Since Inception	2.88%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.37%
Since Inception	0.75%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.37%
Since Inception	1.18%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.37%
Since Inception	1.04%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.64%)
Since Inception	3.92%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.64%)
Since Inception	2.68%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.64%)
Since Inception	3.59%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.49%)
Since Inception	3.75%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.49%)
Since Inception	6.02%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.49%)
Since Inception	5.27%